Securities (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Fair Value Measurement
The following table shows the remaining term to maturities of securities
.

(Canadian $ in millions, except as noted)	Term to maturity						2020	2019
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	1,658	2,502	2,727	2,739	1,274	–	10,900	8,330
Canadian provincial and municipal governments	1,768	1,063	678	1,153	3,673	–	8,335	7,527
U.S. federal government	1,403	2,560	1,981	2,253	221	–	8,418	8,763
U.S. states, municipalities and agencies	127	110	32	186	48	–	503	674
Other governments	1,156	500	481	246	133	–	2,516	1,585
NHA MBS, U.S. agency MBS and CMO (1)	95	186	138	183	11,695	–	12,297	11,046
Corporate debt	2,982	1,438	2,390	2,276	1,955	–	11,041	7,718
Trading loans	–	6	36	25	–	–	67	103
Corporate equity	–	–	–	–	–	43,757	43,757	40,157
Total trading securities	9,189	8,365	8,463	9,061	18,999	43,757	97,834	85,903
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	438	30	3	10	120	–	601	517
Canadian provincial and municipal governments	10	58	11	62	1,288	–	1,429	1,279
U.S. federal government	44	–	–	–	–	–	44	48
Other governments	–	42	52	–	–	–	94	49
NHA MBS, U.S. agency MBS and CMO (1)	1	2	–	–	–	–	3	5
Corporate debt	205	92	279	949	6,372	–	7,897	8,217
Corporate equity	–	–	–	–	–	3,500	3,500	3,589
Total FVTPL securities	698	224	345	1,021	7,780	3,500	13,568	13,704
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	9,002	6,299	6,481	458	–	–	22,240	11,876
Fair value	9,014	6,363	6,590	483	–	–	22,450	11,944
Yield (%)	1.20	1.63	1.54	1.99	–	–	1.44	1.72
Canadian provincial and municipal governments
Amortized cost	1,723	1,078	1,298	529	–	–	4,628	5,907
Fair value	1,727	1,111	1,356	553	–	–	4,747	6,012
Yield (%)	0.43	2.06	2.14	1.89	–	–	1.46	2.34
U.S. federal government
Amortized cost	908	3,494	4,644	7,835	–	–	16,881	15,363
Fair value	915	3,644	5,079	8,056	–	–	17,694	15,975
Yield (%)	1.45	2.18	2.52	1.09	–	–	1.73	2.42
U.S. states, municipalities and agencies
Amortized cost	592	1,202	1,085	1,162	1,091	–	5,132	4,091
Fair value	597	1,238	1,128	1,211	1,102	–	5,276	4,161
Yield (%)	1.98	2.28	2.00	2.15	1.35	–	1.96	2.58
Other governments
Amortized cost	1,997	3,149	1,714	362	–	–	7,222	7,179
Fair value	2,008	3,251	1,763	359	–	–	7,381	7,335
Yield (%)	1.20	2.13	1.28	1.34	–	–	1.63	2.38
NHA MBS (1)
Amortized cost	15	615	953	–	–	–	1,583	1,953
Fair value	15	633	981	–	–	–	1,629	1,970
Yield (%)	0.54	2.05	1.64	–	–	–	1.79	2.18
U.S. agency MBS and CMO (1)
Amortized cost	–	114	475	2,344	7,667	–	10,600	11,966
Fair value	–	117	507	2,440	7,839	–	10,903	12,030
Yield (%)	–	1.99	2.89	1.95	1.44	–	1.62	2.14
Corporate debt
Amortized cost	743	1,214	883	243	70	–	3,153	4,899
Fair value	739	1,243	933	247	72	–	3,234	5,007
Yield (%)	1.05	1.65	2.26	1.81	2.73	–	1.72	2.48
Corporate equity
Cost	–	–	–	–	–	90	90	79
Fair value	–	–	–	–	–	93	93	81
Total cost or amortized cost	14,980	17,165	17,533	12,933	8,828	90	71,529	63,313
Total fair value	15,015	17,600	18,337	13,349	9,013	93	73,407	64,515
Yield (%)	1.15	1.93	1.93	1.43	1.44	–	1.61	2.23
Amortized Cost Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	697	1,158	3,729	654	–	–	6,238	4,532
Fair value	694	1,165	3,743	658	–	–	6,260	4,534
Canadian provincial and municipal governments
Amortized cost	54	1,415	2,282	1,899	–	–	5,650	3,553
Fair value	39	1,434	2,321	1,912	–	–	5,706	3,576
U.S. federal government
Amortized cost	3,270	1,748	2,079	1,688	–	–	8,785	6,213
Fair value	3,269	1,751	2,088	1,697	–	–	8,805	6,214
Other governments
Amortized cost	133	769	498	80	–	–	1,480	1,049
Fair value	128	771	504	82	–	–	1,485	1,049
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	229	223	2,175	3,926	18,216	–	24,769	8,274
Fair value	223	224	2,220	4,047	18,484	–	25,198	8,398
Corporate debt
Amortized cost	115	702	464	190	73	–	1,544	851
Fair value	102	712	473	193	75	–	1,555	851
Total amortized cost	4,498	6,015	11,227	8,437	18,289	–	48,466	24,472
Total fair value	4,455	6,057	11,349	8,589	18,559	–	49,009	24,622
Investments in associates and joint ventures
Carrying value	–	–	–	–	–	985	985	844
Total carrying value or amortized cost of securities	29,365	31,769	37,568	31,452	53,896	48,332	232,382	188,236
Total value of securities	29,400	32,204	38,372	31,868	54,081	48,335	234,260	189,438
Total by Currency (in Canadian $ equivalent)
Canadian dollar	17,347	14,758	19,506	9,492	14,578	24,863	100,544	85,905
U.S. dollar	9,584	17,300	18,575	22,214	39,300	18,822	125,795	100,573
Other currencies	2,469	146	291	162	203	4,650	7,921	2,960
Total securities	29,400	32,204	38,372	31,868	54,081	48,335	234,260	189,438

(1)
These amounts are supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)				2020				2019
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	22,240	211	1	22,450	11,876	72	4	11,944
Canadian provincial and municipal governments	4,628	119	–	4,747	5,907	106	1	6,012
U.S. federal government	16,881	844	31	17,694	15,363	617	5	15,975
U.S. states, municipalities and agencies	5,132	147	3	5,276	4,091	74	4	4,161
Other governments	7,222	168	9	7,381	7,179	158	2	7,335
NHA MBS	1,583	46	–	1,629	1,953	18	1	1,970
U.S. agency MBS and CMO	10,600	307	4	10,903	11,966	106	42	12,030
Corporate debt	3,153	91	10	3,234	4,899	110	2	5,007
Corporate equity	90	3	–	93	79	2	–	81
Total	71,529	1,936	58	73,407	63,313	1,263	61	64,515

Summary of Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows, excluding investments in associates and joint ventures and trading securities. Related income for trading securities is included under Trading-Related Revenue in Note 17.

(Canadian $ in millions)	2020	2019	2018
FVTPL	17	34	16
FVOCI	959	1,585	1,118
Amortized cost	573	268	172
Total	1,549	1,887	1,306

Summary of Non Interest Revenue
Net gains and losses from securities, excluding net realized and unrealized gains on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2020	2019	2018
FVTPL securities	30	164	93
FVOCI securities (1)
Gross realized gains	109	209	363
Gross realized (losses)	(13)	(123)	(216)
Impairment losses	(2)	(1)	(1)
Securities gains, other than trading (2)	124	249	239

(1)	Gains (losses) are net of (losses) gains on hedge contracts.
(2)
The following amounts of income related to our insurance operations were included in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income: Interest, dividend and fee income of $416 million
,
$407 million
and
 $354
million for the years ended October 31, 2020, 2019 and 2018, respectively; securities gains, other than trading, from FVOCI securities o
f

$19 million
,

$11 million

and $1
million for the years ended October 31, 2020, 2019 and 2018, respectively; and securities gains, other than trading, from securities designated at FVTPL of $281 million, $1,006 million and $(372) million for the years ended October 31, 2020, 2019 and 2018, respectively.